Document and Entity Information	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	PASSAGE BIO, INC.
Entity Central Index Key	0001787297
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false